Condensed Consolidated Statements of Changes in Shareholders' Equity (Parenthetical)	2 Months Ended
Dec. 31, 2020 $ / shares shares
Shares issued price per share | $ / shares	$ 0.0006
Weight average number of shares of common stock subject to repurchase or cancellation	5,625,000
Common Class B [Member]
Weight average number of shares of common stock subject to repurchase or cancellation	5,625,000